Accrued Expenses and Other Liabilities (Details) - USD ($)	Sep. 30, 2019	Mar. 31, 2019
Payables and Accruals [Abstract]
Accrued payroll and welfare	$ 175,745	$ 36,010
Other payable for leasehold improvements		119,535
Accrued professional service expenses		187,444
Staff reimbursement	170,246	183,857
Interest payable	183,012
Other current liabilities	172,873	164,676
Total accrued expenses and other current liabilities	$ 701,876	$ 691,522